Leases (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure Text Block [Abstract]
Schedule of supplemental cash flow information related to leases
Year Ended
Lease Cost	October 31, 2021
Operating lease cost (included in general and administrative expenses in the Company’s statement of operations)	$48,332

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2020	$-
Weighted average remaining lease term – operating leases (in years)	4.75
Average discount rate – operating lease	4.75%

Schedule of supplemental balance sheet information related to leases
As of
October 31, 2021
Operating leases
Right-of-use assets	$846,200

Operating lease liabilities	$700,580

Schedule of undiscounted future minimum lease payment schedule
For the years ending October 31,
2022	194,160
2023	194,160
2024	194,160
2025---	194,160
Total	776,640